Share Capital, Share Premium and Shares Held in Treasury - Summary of Called up Share Capital Issued and Fully Paid (Detail) € in Millions, £ in Millions	12 Months Ended
	Dec. 31, 2017 GBP (£) shares	Dec. 31, 2017 EUR (€) shares	Dec. 31, 2016 GBP (£) shares	Dec. 31, 2016 EUR (€) shares
Disclosure of classes of share capital [line items]
At end of year	2,123.6	2,123.6
At start of year | £	£ 226
At end of year | £	£ 224		£ 226
RELX PLC [member]
Disclosure of classes of share capital [line items]
At start of period	1,144,122,623	1,144,122,623	1,175,914,837	1,175,914,837
Issue of ordinary shares	2,019,483	2,019,483	1,907,786	1,907,786
Cancellation of shares	(22,460,000)	(22,460,000)	(33,700,000)	(33,700,000)
At end of year	1,123,682,106	1,123,682,106	1,144,122,623	1,144,122,623
At start of year | £	£ 165		£ 170
Cancellation of shares | £	(3)		(5)
At end of year | £	£ 162		£ 165
RELX NV [member]
Disclosure of classes of share capital [line items]
At start of period	1,019,893,404	1,019,893,404	1,048,162,690	1,048,162,690
Issue of ordinary shares	2,067,694	2,067,694	1,730,714	1,730,714
Cancellation of shares	(22,000,000)	(22,000,000)	(30,000,000)	(30,000,000)
At end of year	999,961,098	999,961,098	1,019,893,404	1,019,893,404
At start of year | €		€ 71		€ 73
Cancellation of shares | €		(1)		(2)
At end of year | €		€ 70		€ 71